SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Seed Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 36,327	$ 49,666	$ 71,688
Investments, at fair value	56,632	31,904
Other assets	17,262	18,311
Total Assets	127,922	122,369
Liabilities, Redeemable Non-controlling Interests and Equity
Accrued expenses and other liabilities	25,130	37,255
Equity	(7,971)	(1,853)
Total Liabilities, Redeemable Non-controlling Interests and Equity	127,922	$ 122,369
STRF [Member]
Schedule of Equity Method Investments [Line Items]
Amount funded	2,100
Assets
Cash and cash equivalents	164
Investments, at fair value	2,005
Other assets	1,698
Total Assets	3,867
Liabilities, Redeemable Non-controlling Interests and Equity
Accrued expenses and other liabilities	1,744
Equity	2,123
Total Liabilities, Redeemable Non-controlling Interests and Equity	3,867
Other assets eliminated	1,000
Accrued expense and other liabilities eliminated	1,500
Equity eliminated	$ 2,100